Note 4 - Loans and Leases - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable, Gross, Total	$ 634,103	$ 576,424
Pass [Member]
Loans and Leases Receivable, Gross, Total	426,998	447,342
Special Mention [Member]
Loans and Leases Receivable, Gross, Total	7,459	2,207
Substandard [Member]
Loans and Leases Receivable, Gross, Total	14,066	4,946
Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Not Rated [Member]
Loans and Leases Receivable, Gross, Total	185,580	121,929
Residential 1 - 4 Family Real Estate [Member]
Loans and Leases Receivable, Gross, Total	111,061	122,905
Residential 1 - 4 Family Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	6,767	9,219
Residential 1 - 4 Family Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	104,294	113,686
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	374,832	367,614
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	356,163	362,519
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	6,964	1,797
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	11,536	3,258
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	169	40
Commercial and Agriculture Loans [Member]
Loans and Leases Receivable, Gross, Total	141,280	77,658
Commercial and Agriculture Loans [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	64,068	75,559
Commercial and Agriculture Loans [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	495	410
Commercial and Agriculture Loans [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	2,530	1,688
Commercial and Agriculture Loans [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Commercial and Agriculture Loans [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	74,187	1
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	6,930	8,247
Consumer Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total		45
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	$ 6,930	$ 8,202